Consolidated Balance Sheet - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Assets
Cash and cash equivalents	$ 42,142	$ 32,599
Interest bearing deposits with banks	8,305	6,490
Securities	180,935	163,198
Securities borrowed or purchased under resale agreements	85,051	75,047
Loans
Residential mortgages	119,620	115,258
Consumer instalment and other personal	63,225	61,944
Credit cards	8,329	8,071
Business and government	194,456	175,067
Loans gross of allowance for loan losses	385,630	360,340
Allowance for credit losses	(1,639)	(1,833)
Loans,net	383,991	358,507
Other Assets
Derivative instruments	26,204	28,951
Customers' liability under acceptances	18,585	16,546
Premises and equipment	1,986	2,033
Goodwill	6,373	6,244
Intangible assets	2,272	2,159
Current tax assets	1,515	1,371
Deferred tax assets	2,037	2,865
Other	14,652	13,570
Other assets	73,624	73,739
Total Assets	774,048	709,580
Liabilities and Equity
Deposits	522,051	479,792
Other liabilities
Derivative instruments	24,411	27,804
Acceptances	18,585	16,546
Securities sold but not yet purchased	28,804	25,163
Securities lent or sold under repurchase agreements	66,684	55,119
Securitization and structured entities' liabilities	25,051	23,054
Current tax liabilities	50	125
Deferred tax liabilities	74	233
Other (Note 14)	35,829	32,361
Other liabilities	199,488	180,405
Subordinated debt	6,782	5,029
Equity
Contributed surplus	300	307
Retained earnings	25,856	23,709
Accumulated other comprehensive income	2,302	3,066
Total Equity	45,727	44,354
Total Liabilities and Equity	774,048	709,580
Preferred shares [member]
Equity
Issued capital	4,340	4,240
Total Equity	4,340	4,240
Common shares [member]
Equity
Issued capital	12,929	13,032
Total Equity	$ 12,929	$ 13,032